UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM  1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.1%
Australia — 6.2%
Australia & New Zealand Banking Group Ltd.	2,766	60,129
BHP Billiton Ltd.	2,831	73,947
Commonwealth Bank of Australia	178	9,928
CSL Ltd.	149	21,800
Dexus, REIT	3,611	27,090
Goodman Group, REIT	5,457	39,119
Macquarie Group Ltd.	45	4,126
National Australia Bank Ltd.	265	5,586
Rio Tinto Ltd.	826	49,904
Rio Tinto plc	204	11,215
Wesfarmers Ltd.	826	30,355
Westpac Banking Corp.	464	10,169

		343,368

Austria — 0.4%
Erste Group Bank AG *	487	21,018
IMMOFINANZ AG *	1	37

		21,055

Belgium — 1.5%
Anheuser-Busch InBev SA/NV	842	85,649

China — 0.5%
BOC Hong Kong Holdings Ltd.	6,214	30,157

Denmark — 1.0%
Chr Hansen Holding A/S	232	24,016
Novo Nordisk A/S, Class B	589	29,307

		53,323

Finland — 1.8%
Cargotec OYJ, Class B	375	18,649
Nokia OYJ	3,836	20,818
Outokumpu OYJ	4,430	29,986
Wartsila OYJ Abp	1,354	29,316

		98,769

France — 12.7%
Air Liquide SA	568	72,575
Airbus SE	447	55,284
Alstom SA *	837	37,506
AXA SA	2,139	53,906
BNP Paribas SA	989	64,169
Capgemini SE	240	30,675
JCDecaux SA	688	22,493
Pernod Ricard SA	306	49,334
Renault SA	517	45,441
Sanofi	798	69,444
Schneider Electric SE	679	54,496
Sodexo SA	395	43,740
TOTAL SA	1,414	92,243
Vinci SA	114	11,439

		702,745

Germany — 9.4%
adidas AG	119	26,315
Allianz SE (Registered)	40	8,857
BASF SE	205	19,695
Bayer AG (Registered)	612	68,134
Brenntag AG	603	36,177
Daimler AG (Registered)	900	62,305
Deutsche Bank AG (Registered)	705	9,226
Deutsche Boerse AG	230	30,354
Deutsche Post AG (Registered)	841	29,719
Deutsche Telekom AG (Registered) *	2,212	36,581
Henkel AG & Co. KGaA (Preference)	304	38,094
Infineon Technologies AG	1,104	29,249
Linde AG	24	5,938
SAP SE	721	83,919
Siemens AG (Registered)	260	36,674

		521,237

Hong Kong — 2.0%
AIA Group Ltd.	6,393	55,960
CK Asset Holdings Ltd.	2,950	22,594
CK Hutchison Holdings Ltd.	2,917	31,752
I-CABLE Communications Ltd. *	254	4

		110,310

Ireland — 1.0%
CRH plc	615	21,044
Ryanair Holdings plc, ADR *	334	35,245

		56,289

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR	657	15,732

Italy — 2.2%
Assicurazioni Generali SpA	1,986	35,225
Enel SpA	10,675	59,473
Telecom Italia SpA *	25,411	19,545
UniCredit SpA	278	4,910

		119,153

Japan — 23.7%
Asahi Group Holdings Ltd.	426	20,725
Bridgestone Corp.	1,147	45,229
Central Japan Railway Co.	139	28,888
Daicel Corp.	2,697	29,713
Daikin Industries Ltd.	415	49,652
DMG Mori Co. Ltd.	1,939	29,771
Electric Power Development Co. Ltd.	316	8,580
Hitachi Ltd.	2,274	15,897
Honda Motor Co. Ltd.	1,638	50,022
Japan Airlines Co. Ltd.	800	29,513
Japan Tobacco, Inc.	1,119	31,841
Kao Corp.	589	42,991
KDDI Corp.	637	17,724
Keyence Corp.	18	9,627
Kyowa Hakko Kirin Co. Ltd.	691	13,133
Kyushu Electric Power Co., Inc.	897	10,566
Mabuchi Motor Co. Ltd.	884	43,535
Marui Group Co. Ltd.	1,864	37,032
Mitsubishi Corp.	1,602	44,792
Mitsubishi UFJ Financial Group, Inc.	10,304	63,235

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
NGK Spark Plug Co. Ltd.	1,083	31,278
Nintendo Co. Ltd.	45	15,219
Nippon Telegraph & Telephone Corp.	727	33,631
Nomura Research Institute Ltd.	457	21,962
Olympus Corp.	157	6,390
Otsuka Corp.	669	26,101
Otsuka Holdings Co. Ltd.	845	39,018
Panasonic Corp.	2,622	33,693
Renesas Electronics Corp. *	4,518	40,370
Seven & i Holdings Co. Ltd.	1,157	47,235
Sony Corp.	404	21,702
Sumitomo Electric Industries Ltd.	1,810	27,839
Sumitomo Mitsui Financial Group, Inc.	1,247	49,483
T&D Holdings, Inc.	2,151	32,145
Tokio Marine Holdings, Inc.	783	37,233
Tokyo Gas Co. Ltd.	575	14,047
Tokyu Corp.	2,161	37,198
Toray Industries, Inc.	3,929	30,451
Toyota Motor Corp.	1,238	81,389
West Japan Railway Co.	449	31,418
Yamato Holdings Co. Ltd.	1,051	30,470

		1,310,738

Luxembourg — 0.5%
ArcelorMittal	919	29,441

Malta — 0.0% (a)
BGP Holdings Beneficial * ‡	449	—	(b)

Netherlands — 6.2%
Akzo Nobel NV	447	41,282
ASML Holding NV	230	49,351
Heineken NV	196	19,778
ING Groep NV	4,299	65,713
Koninklijke Philips NV	361	15,854
Royal Dutch Shell plc, Class A	1,865	63,894
Royal Dutch Shell plc, Class B	2,402	84,135

		340,007

Singapore — 1.2%
DBS Group Holdings Ltd.	1,613	31,727
United Overseas Bank Ltd.	1,882	37,433

		69,160

Spain — 3.6%
Banco Santander SA	4,892	27,481
Bankia SA	7,015	27,578
Iberdrola SA	8,779	68,254
Iberdrola SA *	251	1,950
Industria de Diseno Textil SA	1,611	52,790
Telefonica SA	2,357	21,182

		199,235

Sweden — 1.3%
Lundin Petroleum AB	779	25,677
Svenska Handelsbanken AB, Class A	3,715	45,893

		71,570

Switzerland — 9.4%
Cie Financiere Richemont SA (Registered)	384	33,591
Credit Suisse Group AG (Registered) *	1,731	27,842
Ferguson plc	634	50,029
LafargeHolcim Ltd. (Registered) *	847	43,206
Nestle SA (Registered)	1,363	111,116
Novartis AG (Registered)	764	64,122
Roche Holding AG	428	105,033
Swiss Re AG	383	35,076
UBS Group AG (Registered) *	1,981	32,557
Zurich Insurance Group AG *	53	16,165

		518,737

United Kingdom — 13.4%
3i Group plc	3,189	39,605
AstraZeneca plc	248	19,056
Aviva plc	4,895	32,078
Barratt Developments plc	3,026	21,191
BP plc	6,860	51,555
British American Tobacco plc	1,591	87,478
Burberry Group plc	1,175	32,464
Diageo plc	171	6,256
Dixons Carphone plc	8,169	18,942
GlaxoSmithKline plc	2,749	57,105
HSBC Holdings plc	6,631	63,496
InterContinental Hotels Group plc	482	29,756
ITV plc	14,928	32,265
Lloyds Banking Group plc	25,334	20,766
Prudential plc	2,528	59,637
Standard Chartered plc	4,639	41,833
Taylor Wimpey plc	8,263	18,964
Unilever NV, CVA	614	35,432
Vodafone Group plc	24,152	59,003
Whitbread plc	220	11,290

		738,172

United States — 0.8%
Shire plc	741	42,201

TOTAL COMMON STOCKS (COST $5,272,550)		5,477,048

	Principal Amount ($000)
CORPORATE BONDS — 0.0% (a)
Brazil — 0.0% (a)
Vale SA Series A6, 0.00%, ‡ (c) (d) (e) (f) (Cost $—)	BRL 11	1

	Shares (000)
SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (g) (h) (Cost $47,477)	47,477	47,477

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
Total Investments — 100.0% (Cost $5,320,027)		5,524,526
Liabilities in Excess of Other Assets — 0.0%		(1,425)

Net Assets — 100.0%		5,523,101

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.3%
Pharmaceuticals	8.7
Insurance	6.6
Oil, Gas & Consumable Fuels	5.7
Automobiles	4.3
Chemicals	4.0
Metals & Mining	3.5
Beverages	3.3
Capital Markets	2.6
Electric Utilities	2.5
Trading Companies & Distributors	2.4
Tobacco	2.2
Semiconductors & Semiconductor Equipment	2.2
Machinery	2.1
Food Products	2.0
Diversified Telecommunication Services	2.0
Auto Components	1.9
Software	1.8
Electrical Equipment	1.8
Road & Rail	1.8
Household Durables	1.7
Textiles, Apparel & Luxury Goods	1.7
Hotels, Restaurants & Leisure	1.5
IT Services	1.4
Personal Products	1.4
Food & Staples Retailing	1.4
Wireless Telecommunication Services	1.4
Specialty Retail	1.3
Industrial Conglomerates	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Airlines	1.2
Construction Materials	1.2
Biotechnology	1.2
Air Freight & Logistics	1.1
Aerospace & Defense	1.0
Media	1.0
Others (each less than 1.0%)	4.5
Short-Term Investment	0.9

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	Amount rounds to less than 0.05% of net assets.
(b)	Amount rounds to less than one thousand.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2018.
(e)	Defaulted security.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$343,368	$—		$343,368
Austria	—	21,055	—		21,055
Belgium	—	85,649	—		85,649
China	—	30,157	—		30,157
Denmark	—	53,323	—		53,323
Finland	—	98,769	—		98,769
France	—	702,745	—		702,745
Germany	—	521,237	—		521,237
Hong Kong	—	110,310	—		110,310
Ireland	35,245	21,044	—		56,289
Italy	—	119,153	—		119,153
Japan	—	1,310,738	—		1,310,738
Luxembourg	—	29,441	—		29,441
Malta	—	—	—	(a)	—	(a)
Netherlands	—	340,007	—		340,007
Singapore	—	69,160	—		69,160
Spain	1,950	197,285	—		199,235
Sweden	—	71,570	—		71,570
Switzerland	—	518,737	—		518,737
United Kingdom	—	738,172	—		738,172
United States	—	42,201	—		42,201
Other Common Stocks	15,732	—	—		15,732

Total Common Stocks	52,927	5,424,121	—	(a)	5,477,048

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Debt Securities
Corporate Bonds
Brazil	$—	$—	$1	$1
Short-Term Investments
Investment Company	47,477	—	—	47,477

Total Investments in Securities	$100,404	$5,424,121	$1	$5,524,526

(a) Amount rounds to less than one thousand.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $86,600,000 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

ITEM  2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM  3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
Sept 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
Sept 24, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
Sept 24, 2018